Schedule of Investments PIMCO Income Strategy Fund II	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 133.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 41.5%
Aligned Data Centers International LP 7.223% due 12/18/2029 «~		$3,300	$3,321
Altice France SA
7.797% (TSFR3M + 4.125%) due 04/30/2028 ~		296	295
8.735% (TSFR3M + 5.063%) due 10/30/2028 ~		4,044	4,033
8.891% (EUR003M + 6.875%) due 05/30/2031 ~	EUR	75	87
9.047% (TSFR3M + 5.375%) due 05/14/2029 ~		$3,847	3,830
10.547% (TSFR3M + 6.875%) due 05/31/2031 ~		2,141	2,149
AP Core Holdings II LLC 9.428% (TSFR3M + 5.500%) due 09/01/2027 ~		13,945	13,626
Bausch Health Cos., Inc. 9.918% (TSFR1M + 6.250%) due 10/08/2030 ~		5,356	5,183
BDO USA PC
8.166% (TSFR3M + 4.500%) due 08/31/2028 «~		190	188
8.640% (TSFR3M + 5.000%) due 08/31/2028 «~		2,476	2,473
Central Parent, Inc. 6.950% (TSFR3M + 3.250%) due 07/06/2029 ~		9,977	7,147
Clover Holdings 2 LLC
TBD% - 3.500% due 12/10/2029 ~µ		772	711
7.676% (TSFR1M + 4.000%) due 12/09/2031 ~		3,082	2,959
Coreweave Compute Acquisition Co. IV LLC 9.669% - 9.700% (TSFR3M + 6.000%) due 05/16/2029 «~		5,298	5,460
Databricks, Inc.
1.000% due 01/05/2032 ~µ		344	343
8.171% (TSFR1M + 4.500%) due 01/05/2032 ~		1,556	1,548
Dun & Bradstreet Corp.
0.500% - 5.500% due 08/26/2032 «~µ		149	149
0.500% - 5.500% (TSFR1M + 5.500%) due 08/26/2032 «~		1,487	1,458
Electronic Arts, Inc. TBD% due 03/24/2033		3,400	3,383
Envalior Finance GmbH 7.526% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	2,100	2,183
Envision Healthcare Corp.
11.641% (TSFR3M + 7.875%) due 07/20/2026 «~		$759	760
11.641% (TSFR3M + 7.875%) due 11/03/2028 «~		13,518	13,923
Finastra USA, Inc.
7.671% (TSFR3M + 4.000%) due 09/15/2032 ~		9,850	9,273
10.674% (TSFR3M + 7.000%) due 09/15/2033 ~		3,055	2,643
Forward Air Corp. 8.167% (TSFR3M + 4.500%) due 12/19/2030 ~		8,619	8,413
FPS Finance Co. 1 LLC 6.610% (EUR003M + 2.950%) due 05/26/2028 «~		200	200
Galaxy U.S. Opco, Inc. 9.467% (TSFR3M + 5.250%) due 07/31/2030 ~		4,720	4,097
Gateway Casinos & Entertainment Ltd. 9.936% (TSFR3M + 6.250%) due 12/18/2030 ~		6,038	6,053
iHeartCommunications, Inc. 9.557% (TSFR1M + 5.775%) due 05/01/2029 ~		516	454
Ineos U.S. Finance LLC 6.918% (TSFR1M + 3.250%) due 02/18/2030 ~		6,694	5,870
ION Platform Finance U.S., Inc. 7.450% (TSFR3M + 3.750%) due 10/07/2032 ~		3,500	2,832
Ivanti Software, Inc.
8.411% (TSFR3M + 4.750%) due 06/01/2029 ~		9,237	6,269
9.411% (TSFR3M + 5.750%) due 06/01/2029 ~µ		1,231	1,233
J&J Ventures Gaming LLC 8.782% (TSFR1M + 5.000%) due 04/26/2028 «~		1,054	1,054
Lealand Finance Co. BV 6.782% (TSFR1M + 3.000%) due 06/30/2027 ~		88	74
Lealand Finance Co. BV (7.782% Cash) 7.782% (TSFR1M + 4.000%) due 12/31/2027 ~		929	777
Magenta Security Holdings LLC
9.917% (TSFR3M + 6.250%) due 07/27/2028 ~		113	113
10.177% (TSFR3M + 6.250%) due 07/27/2028 ~		552	123
10.677% (TSFR3M + 6.750%) due 07/27/2028 ~		119	85
10.927% (TSFR3M + 7.000%) due 07/27/2028 ~		155	65
McAfee LLC 6.668% (TSFR1M + 3.000%) due 03/01/2029 ~		2,686	2,408
Mercury Aggregator LP TBD% due 04/03/2027 «~		2,450	0
MH Sub I LLC 7.918% (TSFR1M + 4.250%) due 12/31/2031 ~		1,876	1,259

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	March 31, 2026 (Unaudited)

MPH Acquisition Holdings LLC
7.417% (TSFR3M + 3.750%) due 12/31/2030 ~		4,742	4,741
8.528% (TSFR3M + 4.600%) due 12/31/2030 ~		8,127	7,237
Newfold Digital Holdings Group, Inc.
7.269% - 9.442% (TSFR1M + 3.500%) due 04/30/2029 ~		2,863	1,912
7.269% - 9.442% (TSFR3M + 5.750%) due 04/30/2029 «~		202	154
Nexstar Broadcasting, Inc. TBD% due 03/18/2033		500	495
Nscale AS TBD% - 8.700% (TSFR3M + 5.000%) due 08/11/2032 «~µ		3,000	3,000
Obol France 3 SAS 7.103% (EUR006M + 5.000%) due 12/31/2028 ~	EUR	4,743	5,437
OCS Group Holdings Ltd. 8.980% due 11/28/2031 ~	GBP	1,600	2,110
Peraton Corp.
7.517% (TSFR3M + 3.750%) due 02/01/2028 ~		$16,126	13,801
11.523% (TSFR3M + 7.750%) due 02/01/2029 ~		463	336
Polaris Newco LLC
6.026% (EUR003M + 4.000%) due 06/02/2028 ~	EUR	4,389	4,320
7.928% (TSFR3M + 4.000%) due 06/02/2028 ~		$7,302	6,446
Poseidon Bidco SASU 7.504% (EUR006M + 5.000%) due 03/13/2030 ~	EUR	2,700	936
Promotora de Informaciones SA 7.499% (EUR003M + 5.470%) due 12/31/2029 «~		21,913	24,758
SCUR-Alpha 1503 GmbH 9.167% (TSFR3M + 5.500%) due 03/29/2030 ~		$3,202	2,818
Softbank Vision Fund II 7.350% (TSFR3M + 3.650%) due 04/25/2029 «~		4,929	5,011
Spruce Bidco II, Inc.
0.500% - 8.371% (TSFR6M + 4.750%) due 01/30/2032 «~µ		244	244
0.500% - 8.371% (JY0003M + 5.000%) due 01/30/2032 «~	JPY	20,889	131
0.500% - 8.371% (CDOR06 + 4.750%) due 01/30/2032 «~	CAD	195	139
0.500% - 8.371% (TSFR6M + 4.750%) due 01/30/2032 «~		$1,076	1,068
Steenbok Lux Finco 2 SARL 10.000% due 12/31/2028 ~	EUR	18,796	6,567
Stepstone Group Midco 2 GmbH
6.599% (EUR006M + 4.500%) due 04/26/2032 ~		6,700	6,803
8.199% (TSFR6M + 4.500%) due 12/19/2031 ~		$1,290	1,135
Subcalidora 2 7.877% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	5,900	6,666
Syniverse Holdings, Inc. 10.700% (TSFR3M + 7.000%) due 05/13/2027 «~		$16,787	15,549
U.S. Renal Care, Inc.
1.500% - 9.675% (TSFR1M + 6.000%) due 09/25/2030 «~		5,425	5,527
8.782% (TSFR1M + 5.000%) due 06/28/2028 ~		17,827	16,838
Unicorn Bay 13.000% due 12/31/2026 «~	HKD	29,668	3,831
Upfield BV TBD% due 10/31/2030	GBP	3,500	4,436
Westmoreland Coal Co. 8.000% due 03/15/2029 «~		$1,492	649

Total Loan Participations and Assignments (Cost $306,943)			281,599

CORPORATE BONDS & NOTES 45.0%
BANKING & FINANCE 9.6%
Alamo Re Ltd.
12.590% (FHMMUSTF + 9.080%) due 06/07/2026 ~		250	253
15.390% (FHMMUSTF + 11.880%) due 06/08/2026 ~		2,500	2,549
Antares Holdings LP 6.350% due 10/23/2029 (m)		400	396
Armor Holdco, Inc. 8.500% due 11/15/2029 (m)		2,700	2,468
BOI Finance BV 7.500% due 02/16/2027 (m)	EUR	2,700	3,184
Cape Lookout Re Ltd.
8.760% (FHMMUSTF + 5.250%) due 03/21/2033 ~		$250	250
9.510% (FHMMUSTF + 6.000%) due 03/21/2033 ~		250	250
12.239% (GSMMUSTF + 8.702%) due 04/05/2027 ~		800	813
Commonwealth RE Ltd. 7.417% (JMMMUSTF + 3.857%) due 07/08/2030 ~		2,600	2,617
Credicorp Capital Sociedad Titulizadora SA 9.700% due 03/05/2045	PEN	900	275
Credit Suisse AG AT1 Claim		$8,393	2,938
East Lane Re VII Ltd. 12.160% (BRMMUSDF + 8.500%) due 03/31/2032 ~		250	250
Everglades Re II Ltd.
14.041% (GSMMUSTI + 10.500%) due 05/13/2027 ~		500	507
15.041% (GSMMUSTI + 11.500%) due 05/13/2031 ~		500	508
16.291% (GSMMUSTI + 12.750%) due 05/13/2027 ~		500	509
Ford Motor Credit Co. LLC 5.676% (SOFRRATE + 2.030%) due 03/20/2028 ~(m)		700	701
Gateway Re Ltd. 5.560% (BRMMUSDF + 2.000%) due 07/06/2029 ~		700	700

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	March 31, 2026 (Unaudited)

Golden Bear Re Ltd.
13.162% (T-BILL 1MO + 9.500%) due 03/08/2032 ~		250	250
13.412% (JMMMUSTF + 9.750%) due 01/08/2029 ~		420	428
Greengrove RE Ltd. 11.290% (BNMMDTSC + 7.750%) due 04/08/2032 ~		250	259
GSPA Monetization Trust 6.422% due 10/09/2029		1,616	1,627
Hestia Re Ltd. 3.640% (BNMMDTSC + 0.100%) due 04/22/2029 ~		20	11
Integrity RE III Ltd. 29.010% (FHMMUSTF + 25.500%) due 06/06/2027 ~		250	275
Integrity Re Ltd.
20.744% (FHMMUSTF + 17.234%) due 06/08/2026 ~		400	412
26.306% (FHMMUSTF + 22.796%) due 06/08/2026 ~		400	415
ION Platform Finance SARL
6.500% due 09/30/2030 (m)	EUR	600	579
6.500% due 09/30/2030		100	97
6.875% due 09/30/2032 (m)		1,300	1,202
7.875% due 05/01/2029 (m)		5,420	5,847
ION Platform Finance U.S., Inc. 7.875% due 09/30/2032 (m)		$1,800	1,395
ION Platform Finance U.S., Inc./ION Platform Finance SARL
9.000% due 08/01/2029 (m)		1,380	1,281
9.500% due 05/30/2029 (m)		800	754
Long Point Re IV Ltd. 7.810% (BRMMUSDF + 4.250%) due 06/01/2026 ~		3,400	3,409
Lower Ferry Re Ltd.
8.176% (MSMMUSTF + 4.646%) due 07/08/2030 ~		500	505
9.034% (MSMMUSTF + 5.504%) due 07/08/2030 ~		3,600	3,645
Luca RE Ltd. 10.810% (JMMMUSTF + 7.250%) due 07/22/2031 ~		300	309
Marex Group PLC 6.404% due 11/04/2029 (m)		200	206
Mayflower Re Ltd.
8.555% (FHMMUSTF + 5.045%) due 07/08/2030 ~		800	808
10.023% (FHMMUSTF + 6.513%) due 07/08/2030 ~		4,800	4,862
Nature Coast Re Ltd.
11.661% (T-BILL 3MO + 8.000%) due 02/26/2030 ~		250	249
13.291% (GSMMUSTI + 9.750%) due 04/10/2033 ~		250	259
Polestar Re Ltd.
14.150% (BRMMUSDF + 10.590%) due 01/07/2028 ~		250	262
16.810% (BRMMUSDF + 13.250%) due 01/07/2027 ~		800	827
Purple Re Ltd. 14.140% (JMMMUSTF + 10.580%) due 06/05/2026 ~		1,000	1,017
Quercus II Re DAC 13.079% (EUR003M + 11.000%) due 01/07/2028 ~	EUR	250	289
Sanders Re III Ltd.
11.280% (BRMMUSDF + 7.720%) due 06/05/2029 ~		$1,500	1,517
15.880% (BRMMUSDF + 12.320%) due 04/09/2029 ~		732	476
Titanium 2l Bondco SARL 6.250% due 01/14/2031	EUR	7,027	1,320
Torrey Pines Re Ltd.
9.596% (JMMMUSTF + 6.036%) due 06/07/2027 ~		$250	258
10.666% (JMMMUSTF + 7.106%) due 06/07/2027 ~		250	259
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.000% due 01/15/2030 (m)		9,365	8,818
Ursa Re II Ltd. 11.411% (MSMMUSTF + 7.750%) due 06/07/2028 ~		250	252
Ursa Re Ltd.
11.041% (GSMMUSTI + 7.500%) due 02/22/2028 ~		300	307
12.810% (JMMMUSTF + 9.250%) due 12/07/2028 ~		800	823
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(d)		3,688	0
Winston RE Ltd. 15.230% (BNMMDTSC + 11.690%) due 02/26/2031 ~		600	626

			65,303

INDUSTRIALS 29.6%
Altice France Lux 3/Altice Holdings 1 10.000% due 01/15/2033 (m)		1,933	1,759
Altice France SA
6.875% due 10/15/2030 (m)		524	502
9.500% due 11/01/2029 (m)		1,424	1,440
ams-OSRAM AG
10.500% due 03/30/2029 (m)	EUR	1,100	1,336
12.250% due 03/30/2029 (m)		$450	479
APLD ComputeCo 2 LLC 6.750% due 03/15/2031 (m)		400	397
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029 (m)		1,400	1,055
Beignet Investor LLC 6.581% due 05/30/2049 (m)		13,510	13,901
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.000% due 06/15/2029 (m)		850	633

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	March 31, 2026 (Unaudited)

Central Parent, Inc./CDK Global, Inc. 7.250% due 06/15/2029 (m)		1,630	1,175
Cerdia Finanz GmbH 9.375% due 10/03/2031 (m)		1,900	1,892
Cheplapharm Arzneimittel GmbH
6.750% due 02/15/2032 (m)	EUR	800	906
7.500% due 05/15/2030 (m)		10,400	12,144
Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032 (m)		$5,400	4,714
7.000% due 06/15/2027 (m)		1,600	1,584
CoreWeave, Inc. 9.000% due 02/01/2031 (m)		400	381
CVR Energy, Inc. 7.500% due 02/15/2031 (m)		900	908
CVS Pass-Through Trust 7.507% due 01/10/2032 (m)		484	512
DISH DBS Corp.
5.250% due 12/01/2026		9,200	9,126
5.750% due 12/01/2028		7,260	7,026
7.750% due 07/01/2026		4,500	4,490
Ecopetrol SA
4.625% due 11/02/2031 (m)		2,500	2,223
7.750% due 02/01/2032 (m)		11,800	11,926
Flora Food Management BV
6.875% due 07/02/2029 (m)	EUR	800	869
7.500% due 10/31/2030		500	573
Ford Motor Co. 7.700% due 05/15/2097 (m)		$6,155	6,227
GSG Bidco Ltd. 5.375% due 06/15/2036	EUR	900	1,033
HCA, Inc. 7.500% due 11/15/2095 (m)		$1,000	1,066
HF Sinclair Corp. 6.250% due 01/15/2035 (m)		1,500	1,550
Incora Intermediate II LLC (0.500% PIK) 0.500% due 01/31/2030 «(c)		8,061	8,061
Incora Top Holdco LLC 6.000% due 01/30/2033 «(l)		7,019	10,630
Intralot Capital Luxembourg SA
6.513% due 10/15/2031 •(m)	EUR	1,500	1,661
6.750% due 10/15/2031 (m)		2,700	2,989
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% due 09/20/2031 (m)		$1,365	1,292
Kronos International, Inc. 9.500% due 03/15/2029 (m)	EUR	2,500	2,500
Motion Finco SARL 8.375% due 02/15/2032 (m)		$300	248
National Mentor Holdings, Inc. 10.500% due 12/15/2030 (m)		1,200	1,240
New Albertsons LP 6.570% due 02/23/2028 (m)		6,800	6,839
Newfold Digital Holdings Group, Inc. 7.269% due 04/30/2029		1,173	643
Nexstar Media, Inc.
6.500% due 09/15/2033		900	907
7.250% due 04/15/2034 (b)		700	703
Nissan Motor Co. Ltd.
4.810% due 09/17/2030 (m)		4,200	3,818
7.500% due 07/17/2030 (m)		1,600	1,614
Noble Finance II LLC 8.000% due 04/15/2030 (m)		8,300	8,550
OAK-Eagle Acquireco, Inc.
7.250% due 07/01/2033 (b)		700	726
8.750% due 07/01/2034 (b)		400	419
Ocado Group PLC
10.500% due 08/08/2029 (m)	GBP	1,950	2,552
11.000% due 06/15/2030 (m)		3,550	4,693
Petroleos de Venezuela SA
6.000% due 11/15/2026 ^(d)		$3,200	1,101
9.750% due 05/17/2035 ^(d)		1,600	669
Petroleos Mexicanos
6.700% due 02/16/2032 (m)		3,232	3,166
6.840% due 01/23/2030 (m)		800	802
Prime Healthcare Services, Inc. 9.375% due 09/01/2029 (m)		1,400	1,453
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(d)	GBP	1,300	1,204
Topaz Solar Farms LLC
4.875% due 09/30/2039 (m)		$1,510	1,366
5.750% due 09/30/2039 (m)		3,659	3,642
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 8.250% due 05/15/2030 (m)	EUR	1,200	1,202
U.S. Renal Care, Inc. 10.625% due 06/28/2028		$1,704	1,423
Ubisoft Entertainment SA 0.878% due 11/24/2027 (m)	EUR	1,400	1,307

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	March 31, 2026 (Unaudited)

Valaris Ltd. 8.375% due 04/30/2030 (m)		$5,883	6,099
Vale SA 0.000% due 12/29/2049 ~(j)	BRL	110,000	9,306
Venture Global LNG, Inc.
8.125% due 06/01/2028 (m)		$800	819
9.500% due 02/01/2029 (m)		4,225	4,571
Viridien
8.500% due 10/15/2030 (m)	EUR	1,266	1,540
10.000% due 10/15/2030 (m)		$2,069	2,203
Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032 (m)	EUR	1,700	1,811
6.750% due 01/15/2033 (m)		$2,500	2,237
VZ Secured Financing BV 7.500% due 01/15/2033 (m)		1,500	1,415
Wayfair LLC 7.750% due 09/15/2030 (m)		1,300	1,354

			200,602

UTILITIES 5.8%
Altice Holdings 1 SARL 0.010% due 12/31/2099 «	EUR	9	124
FORESEA Holding SA 7.500% due 06/15/2030 (m)		$1,171	1,150
NGD Holdings BV 6.750% due 12/31/2026		256	239
Nova Securitisation SARL
5.750% due 02/03/2031 (m)		2,900	2,809
6.500% due 02/03/2036 (m)		1,400	1,334
OI SA (10.000% Cash or 6.000% PIK and 7.500% Cash or 13.500% PIK) 10.000% due 06/30/2027 ^(c)(d)		14,272	6,922
OI SA (8.500% PIK) 8.500% due 12/31/2028 ^(c)(d)		29,596	315
Peru LNG SRL 5.375% due 03/22/2030 (m)		5,228	5,078
Qwest Corp. 7.750% due 05/01/2030 (m)		12,625	12,542
SW Finance I PLC
1.625% due 03/30/2027	GBP	1,900	2,414
2.375% due 05/28/2028		2,900	3,571
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 6.500% due 02/15/2029 (m)		$3,000	2,916

			39,414

Total Corporate Bonds & Notes (Cost $340,520)			305,319

CONVERTIBLE BONDS & NOTES 2.8%
INDUSTRIALS 2.8%
ams-OSRAM AG 2.125% due 11/03/2027 (m)	EUR	11,300	12,620
DISH Network Corp. 3.375% due 08/15/2026		$3,400	3,303
Ubisoft Entertainment SA 2.375% due 11/15/2028	EUR	2,700	2,981

Total Convertible Bonds & Notes (Cost $19,188)			18,904

MUNICIPAL BONDS & NOTES 0.9%
MICHIGAN 0.3%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044		$2,088	1,610

WEST VIRGINIA 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (g)		45,700	4,246

Total Municipal Bonds & Notes (Cost $8,109)			5,856

U.S. GOVERNMENT AGENCIES 3.6%
Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates
0.700% due 11/25/2055 ~(a)		31,807	1,899
6.153% due 11/25/2055 «~		7,713	5,024
Federal Home Loan Mortgage Corp. REMICS
1.912% due 09/15/2035 •		776	696
3.000% due 02/15/2033 (a)		398	21
Federal Home Loan Mortgage Corp. STACR REMICS Trust
11.162% due 10/25/2041 •(m)		4,500	4,629
11.462% due 11/25/2041 •(m)		6,800	7,033
12.162% due 02/25/2042 •		1,800	1,896

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	March 31, 2026 (Unaudited)

Federal Home Loan Mortgage Corp. STRIPS 3.500% due 12/15/2032 (a)	565	46
Federal National Mortgage Association Connecticut Avenue Securities Trust
9.162% due 12/25/2041 •	1,000	1,024
9.662% due 12/25/2041 •(m)	2,300	2,361
Federal National Mortgage Association REMICS
2.474% due 01/25/2040 •(a)	71	5
3.500% due 02/25/2042 (a)	184	12
4.500% due 11/25/2042 (a)	390	35
Government National Mortgage Association REMICS
3.500% due 06/20/2042 - 10/20/2042 (a)	108	8
4.000% due 10/16/2042 - 10/20/2042 (a)	70	6

Total U.S. Government Agencies (Cost $25,588)		24,695

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
4.875% due 08/15/2045 (q)	380	379
U.S. Treasury Notes
4.250% due 08/15/2035 (o)	586	584

Total U.S. Treasury Obligations (Cost $991)		963

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.9%
Atrium Hotel Portfolio Trust
5.470% due 12/15/2036 •(m)	1,700	1,671
5.920% due 12/15/2036 •(m)	3,200	3,068
Banc of America Funding Corp. 6.000% due 01/25/2037 (m)	1,880	1,695
Banc of America Funding Trust 4.751% due 01/20/2047 ~	253	221
BCAP LLC Trust
1.138% due 05/26/2037 ~	708	363
3.477% due 08/28/2037 ~	466	463
4.179% due 08/26/2037 ~(m)	7,693	5,346
4.311% due 09/26/2036 ~(m)	2,636	2,509
4.447% due 03/26/2037 þ	577	988
4.517% due 07/26/2037 ~(m)	3,387	3,120
5.750% due 12/26/2035 ~	1,398	819
6.250% due 11/26/2036	1,982	1,422
Bear Stearns ALT-A Trust
4.293% due 01/25/2036 •	304	298
4.414% due 11/25/2035 ~	2,194	1,363
4.433% due 11/25/2036 ~	243	121
4.625% due 09/25/2035 ~	190	82
Bear Stearns ALT-A Trust II 4.164% due 09/25/2047 ~	3,388	1,584
CD Mortgage Trust 5.688% due 10/15/2048	64	61
Chase Mortgage Finance Trust
4.658% due 12/25/2035 ~	2	2
CHL Mortgage Pass-Through Trust
4.373% due 03/25/2035 •(m)	1,593	1,482
6.000% due 07/25/2037	1,158	470
6.250% due 09/25/2036	322	106
Citicorp Mortgage Securities Trust 6.000% due 09/25/2037	164	167
CLNY Trust 6.755% due 11/15/2038 •(m)	1,200	1,131
Countrywide Alternative Loan Trust
5.500% due 03/25/2035	199	80
5.500% due 01/25/2036	239	126
5.750% due 01/25/2035	80	80
5.750% due 02/25/2035	160	104
5.750% due 12/25/2036	545	199
5.935% due 04/25/2036 ~	109	103
6.000% due 02/25/2035	210	171
6.000% due 04/25/2036	327	138
6.000% due 04/25/2037	1,172	483
6.250% due 11/25/2036	367	265
6.250% due 12/25/2036 •	397	157
6.500% due 08/25/2036	367	104
Countrywide Alternative Loan Trust Resecuritization
6.000% due 05/25/2036	1,310	689
6.000% due 08/25/2037 ~	688	335
CSFB Mortgage-Backed Pass-Through Certificates 6.000% due 11/25/2035	198	144
CSMC Mortgage-Backed Trust 5.750% due 04/25/2036	90	40
CSMC Trust 8.044% due 07/15/2032 •(m)	5,379	5,369
CSMC Trust Capital Certificates 4.807% due 10/26/2036 ~(m)	3,687	3,165
First Horizon Mortgage Pass-Through Trust
0.000% due 11/25/2035 ~	1	0

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	March 31, 2026 (Unaudited)

4.930% due 05/25/2037 ~	122	48
Hilton USA Trust 2.828% due 11/05/2035 (m)	800	686
IndyMac IMSC Mortgage Loan Trust 6.500% due 07/25/2037	3,471	1,007
JP Morgan Alternative Loan Trust
4.108% due 03/25/2037 ~	409	362
4.203% due 05/25/2036 ~	668	357
4.341% due 03/25/2036 ~(m)	595	435
JP Morgan Chase Commercial Mortgage Securities Trust
5.160% due 07/05/2033 •(m)	2,275	1,994
7.970% due 02/15/2035 •(m)	3,538	3,076
JP Morgan Mortgage Trust
5.299% due 02/25/2036 ~	107	70
5.502% due 10/25/2035 ~	26	25
6.500% due 09/25/2035	30	18
Lehman Mortgage Trust
6.000% due 07/25/2037	22	20
6.500% due 09/25/2037	1,741	641
Lehman XS Trust 4.233% due 06/25/2047 •	607	582
MASTR Asset Securitization Trust 6.500% due 11/25/2037	323	50
Merrill Lynch Mortgage Investors Trust 4.342% due 03/25/2036 ~	783	359
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 þ	5	3
PRPM LLC 5.503% due 08/25/2030 þ(m)	729	727
RALI Trust
3.510% due 12/26/2034 ~	469	152
6.000% due 08/25/2036	103	90
Residential Asset Securitization Trust
5.750% due 02/25/2036	770	274
6.000% due 07/25/2037	1,309	466
6.250% due 09/25/2037	2,485	882
RFMSI Trust 4.747% due 09/25/2035 ~	405	330
STARM Mortgage Loan Trust 5.644% due 02/25/2037 ~	50	43
Structured Adjustable Rate Mortgage Loan Trust
4.219% due 01/25/2036 ~	1,067	564
4.960% due 11/25/2036 ~(m)	811	629
WaMu Mortgage Pass-Through Certificates Trust
3.707% due 10/25/2036 ~	216	192
3.867% due 05/25/2037 ~	351	311
3.996% due 02/25/2037 ~	197	172
4.647% due 07/25/2037 ~	349	321
Worldwide Plaza Trust 3.526% due 11/10/2036	1,622	1,297
WSTN Trust
7.690% due 07/05/2037 ~(m)	1,400	1,412
8.455% due 07/05/2037 ~(m)	1,400	1,402
9.835% due 07/05/2037 ~(m)	1,100	1,105

Total Non-Agency Mortgage-Backed Securities (Cost $69,414)		60,406

ASSET-BACKED SECURITIES 5.5%
AUTOMOBILE ABS OTHER 0.3%
Ally Bank Auto Credit-Linked Notes
6.066% due 06/15/2033	1,034	1,037
10.219% due 06/15/2033	812	817

		1,854

HOME EQUITY OTHER 1.9%
Argent Securities Trust 4.173% due 03/25/2036 •(m)	2,813	1,591
Bear Stearns Asset-Backed Securities I Trust 4.073% due 10/25/2036 •	910	898
Citigroup Mortgage Loan Trust, Inc.
4.093% due 12/25/2036 •(m)	10,190	3,792
4.113% due 12/25/2036 •	1,136	639
Fremont Home Loan Trust 4.093% due 01/25/2037 •(m)	10,132	4,643
Home Equity Mortgage Loan Asset-Backed Trust 4.113% due 07/25/2037 •	2,079	1,161
Merrill Lynch Mortgage Investors Trust 4.113% due 04/25/2037 •	302	137

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	March 31, 2026 (Unaudited)

Morgan Stanley Mortgage Loan Trust 6.250% due 02/25/2037 ~		345	194

			13,055

WHOLE LOAN COLLATERAL 0.6%
Bear Stearns Asset-Backed Securities Trust 6.500% due 10/25/2036		343	109
Pretium Mortgage Credit Partners LLC
5.184% due 11/25/2055 þ		844	839
5.193% due 10/25/2055 þ(m)		1,439	1,439
5.510% due 04/25/2056 þ		1,000	1,001
RCO X Mortgage LLC 5.418% due 10/25/2030 þ		550	549

			3,937

OTHER ABS 2.7%
Adagio VI CLO DAC 0.000% due 04/30/2031 ~	EUR	1,343	336
Apidos CLO XXVIII 0.000% due 10/20/2038 ~		$5,183	1,485
Avoca CLO XX DAC 0.000% due 07/15/2032 ~	EUR	2,230	1,440
Belle Haven ABS CDO Ltd. 7.000% due 07/05/2046 •		$180,259	394
CIFC Funding Ltd.
0.000% due 04/24/2030 ~		2,400	262
0.000% due 03/31/2038 ~		1,221	626
Cork Street CLO DAC 0.000% due 11/27/2028 ~	EUR	621	88
KKR CLO 30 Ltd. 0.000% due 04/17/2037 ~		$3,000	1,135
Magnetite VII Ltd. 0.000% due 01/15/2028 ~		5,650	268
Marlette Funding Trust
0.000% due 09/17/2029 (g)		7	0
0.000% due 03/15/2030 «(g)		6	2
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(g)		1	444
SLM Student Loan Trust 0.000% due 01/25/2042 «(g)		4	741
SMB Private Education Loan Trust
0.000% due 09/18/2046 «(g)		1	313
0.000% due 10/15/2048 «(g)		1	238
Taberna Preferred Funding V Ltd. 4.305% due 08/05/2036 •		3,090	2,904
Taberna Preferred Funding VI Ltd. 4.285% due 12/05/2036 •		2,863	2,662
THL Credit Wind River CLO Ltd. 4.872% due 04/15/2035 •(m)		5,000	5,007

			18,345

Total Asset-Backed Securities (Cost $73,764)			37,191

SOVEREIGN ISSUES 10.9%
Angola Government International Bonds
8.000% due 11/26/2029 (m)		1,200	1,188
8.250% due 05/09/2028 (m)		2,800	2,827
9.375% due 03/31/2033		2,800	2,774
9.875% due 03/31/2037		2,800	2,774
Argentina Bonar Bonds 0.750% due 07/09/2030 þ(m)		2,611	2,122
Argentina Republic Government International Bonds
1.000% due 07/09/2029		478	421
3.500% due 07/09/2041 þ(m)		1,792	1,202
4.125% due 07/09/2046 þ		107	74
5.000% due 01/09/2038 þ(m)		11,605	8,773
Avenir Issuer IV Ireland DAC 6.000% due 10/25/2027		713	691
Colombia Government International Bonds
1.000% due 03/26/2031	COP	185,000	39
3.750% due 09/19/2028 (m)	EUR	400	453
5.000% due 09/19/2032 (m)		300	327
5.375% due 01/21/2029 (m)		$1,200	1,190
5.625% due 02/19/2036 (m)	EUR	400	424
6.125% due 01/21/2031		$300	296
Colombia TES
1.000% due 08/22/2029	COP	300,900	76
9.250% due 05/28/2042		82,000	17
11.000% due 08/22/2029		1,642,700	414
11.500% due 07/25/2046		652,200	157
11.750% due 01/24/2035		49,902,600	12,373
12.000% due 03/13/2058		600	0
12.750% due 11/28/2040		1,635,200	433

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	March 31, 2026 (Unaudited)

Costa Rica Government International Bonds 5.500% due 11/21/2030 (m)	EUR	1,000	1,183
Development Bank of Kazakhstan JSC 18.400% due 10/16/2028	KZT	251,100	540
Dominican Republic International Bonds
10.500% due 03/15/2037 (m)	DOP	335,700	5,764
10.750% due 06/01/2036 (m)		32,800	571
Egypt Government Bonds 19.698% due 10/14/2030	EGP	616,900	11,112
El Salvador Government International Bonds 8.625% due 02/28/2029 (m)		$1,300	1,357
Ghana Government International Bonds
0.000% due 07/03/2026 (g)		10	10
0.000% due 01/03/2030 (g)		56	47
5.000% due 07/03/2029 þ		275	263
Republic of Kenya Government International Bonds
7.875% due 02/26/2034 (m)		1,900	1,730
8.700% due 02/26/2039		1,900	1,724
Romania Government International Bonds
5.125% due 09/24/2031 (m)	EUR	800	918
5.875% due 07/11/2032 (m)		3,000	3,518
Turkiye Government Bonds
39.740% (BISTREFI) due 05/20/2026 ~	TRY	200	5
39.740% (BISTREFI) due 08/19/2026 ~		200	5
39.740% (BISTREFI) due 05/17/2028 ~(m)		32,800	736
40.299% (BISTREFI) due 09/06/2028 ~(m)		163,600	3,667
Ukraine Government International Bonds
0.000% due 02/01/2030 þ(i)		$33	19
0.000% due 02/01/2034 þ(i)		122	53
0.000% due 02/01/2035 þ(i)		103	48
0.000% due 02/01/2036 þ(i)		86	40
4.500% due 02/01/2034 þ		150	80
4.500% due 02/01/2035 þ		210	110
4.500% due 02/01/2036 þ		240	124
Venezuela Government International Bonds
6.000% due 12/09/2049 ^(d)		248	95
9.250% due 09/15/2027 ^(d)		1,215	583
9.250% due 05/07/2028 ^(d)		700	322
11.950% due 08/05/2031 ^(d)		400	206

Total Sovereign Issues (Cost $74,911)			73,875

		SHARES
COMMON STOCKS 9.2%
COMMUNICATION SERVICES 1.0%
Clear Channel Outdoor Holdings, Inc. (e)		549,096	1,301
iHeartMedia, Inc. Class A (e)		129,909	379
iHeartMedia, Inc. Class B «(e)		100,822	259
Promotora de Informaciones SA Class A (e)		258,261	90
SES SA «(e)		233,715	3,506
Uniti Group, Inc. (e)		122,600	1,150

			6,685

CONSUMER DISCRETIONARY 0.0%
Steinhoff International Holdings NV «(e)(l)		24,971,388	0
West Marine «(e)(l)		2,750	18

			18

FINANCIALS 2.3%
Banca Monte dei Paschi di Siena SpA		1,043,000	9,101
Windstream Services LLC (e)		678,188	6,361
XBP Global Holdings, Inc. (e)		681	3

			15,465

HEALTH CARE 3.6%
AmSurg Corp. «(e)(l)		563,629	24,786

INDUSTRIALS 2.3%
Drillco Holdings Luxembourg SA «(l)		66,318	1,526
Foresea Holdings SA «		27,587	634
Incora New Equity «(e)(l)		308,198	11,673
Luxco Co. Ltd. «(e)(l)		43,423	803
Westmoreland Mining Holdings «(e)(l)		52,802	31

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	March 31, 2026 (Unaudited)

Westmoreland Mining LLC «(e)(l)		166,397	707

			15,374

REAL ESTATE 0.0%
MNSN Holdings, Inc. «(e)(l)		3,425	212

Total Common Stocks (Cost $57,707)			62,540

WARRANTS 0.2%
COMMUNICATION SERVICES 0.2%
Windstream Holdings II LLC - Exp. 08/01/2035		132,115	1,238

CONSUMER DISCRETIONARY 0.0%
West Marine - Exp. 09/08/2028 «		357	0

Total Warrants (Cost $805)			1,238

PREFERRED SECURITIES 2.5%
BANKING & FINANCE 1.7%
ADLER Group SA «		1,253,950	0
AGFC Capital Trust I 5.684% (US0003M + 1.750%) due 01/15/2067 ~(m)		1,800,000	1,127
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(j)		70,000	60
WAFC Voussoir «		5,699,280	5,699
Windstream Holdings II LLC 11.000% «		4,326	4,604

			11,490

INDUSTRIALS 0.8%
Clover Holdings, Inc. 0.000% «(l)		13,544	257
SVB Financial Trust
0.000% due 11/07/2032 (g)		19,120	1
11.000% due 11/07/2032		3,903	1,844
Syniverse Holdings, Inc. 12.500% «(l)		3,063,173	2,577
Venture Global LNG, Inc. 9.000% due 09/30/2029 •(j)		460,000	458

			5,137

Total Preferred Securities (Cost $17,048)			16,627

REAL ESTATE INVESTMENT TRUSTS 0.4%
REAL ESTATE 0.4%
VICI Properties, Inc.		89,142	2,435

Total Real Estate Investment Trusts (Cost $546)			2,435

SHORT-TERM INSTRUMENTS 2.4%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720(k)		915,498	916

		PRINCIPAL AMOUNT (000s)
EGYPT TREASURY BILLS 0.0%
24.060% due 10/20/2026 (g)(h)	EGP	10,100	162

NIGERIA TREASURY BILLS 2.2%
20.606% due 01/14/2027 - 01/28/2027 (f)(g)	NGN	23,617,600	14,845

TURKEY TREASURY BILLS 0.0%
38.679% due 04/07/2026 (f)(g)(h)	TRY	10,000	223

U.S. TREASURY BILLS 0.1%
3.696% due 06/09/2026 - 07/21/2026 (f)(g)(q)		$601	596

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	March 31, 2026 (Unaudited)

Total Short-Term Instruments (Cost $16,470)		16,742

Total Investments in Securities (Cost $1,012,004)		908,390

	SHARES
INVESTMENTS IN AFFILIATES 4.8%
SHORT-TERM INSTRUMENTS 4.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%
PIMCO Short-Term Floating NAV Portfolio III	3,306,179	32,199

Total Short-Term Instruments (Cost $32,199)		32,199

Total Investments in Affiliates (Cost $32,199)		32,199

Total Investments 138.7% (Cost $1,044,203)		$940,589
Financial Derivative Instruments (n)(p) 0.3%(Cost or Premiums, net $(13,038))		2,516
Other Assets and Liabilities, net (39.0)%		(264,741)

Net Assets Applicable to Common Shareholders 100.0%		$678,364

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Coupon represents a yield to maturity.
(i)	Security becomes interest bearing at a future date.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Coupon represents a 7-Day Yield.
(l)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

AmSurg Corp.	11/02/2023 - 11/06/2023	$23,551	$24,786	3.65%
Clover Holdings, Inc.	12/09/2024	203	257	0.04
Drillco Holdings Luxembourg SA	06/08/2023	1,326	1,526	0.22
Incora New Equity	01/31/2025	14,971	11,673	1.72
Incora Top Holdco LLC6.000% due 01/30/2033	01/31/2025 - 01/31/2026	7,019	10,630	1.57
Luxco Co. Ltd.	10/01/2025	764	803	0.12
MNSN Holdings, Inc.	03/16/2023-03/29/2023	38	212	0.03
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2025	3,023	2,577	0.38
West Marine	09/12/2023	40	18	0.00
Westmoreland Mining Holdings	12/08/2014 - 10/19/2016	1,522	31	0.00
Westmoreland Mining LLC	06/30/2023	692	707	0.10

$53,149	$53,220	7.85%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BPS	(0.500)%	01/26/2026	TBD(2)	EUR	(171)	$(198)
2.270	01/29/2026	TBD(2)	(289)	(335)
2.391	03/13/2026	05/13/2026	(9,647)	(11,165)
3.920	12/12/2025	TBD(2)	$(2,240)	(2,267)
4.050	01/29/2026	TBD(2)	GBP	(1,038)	(1,383)
4.173	03/26/2026	06/26/2026	(1,720)	(2,278)
4.310	03/13/2026	06/12/2026	$(5,698)	(5,711)
BRC	1.400	02/24/2026	TBD(2)	EUR	(2,324)	(2,690)
1.550	02/03/2026	TBD(2)	(185)	(214)

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	March 31, 2026 (Unaudited)

	1.550	03/17/2026	TBD(2)		(2,303)	(2,664)
	2.150	01/29/2026	TBD(2)		(2,000)	(2,320)
	2.250	01/29/2026	TBD(2)		(2,279)	(2,644)
	2.250	03/27/2026	06/29/2026		(9,459)	(10,936)
	3.250	12/19/2025	TBD(2)	GBP	(300)	(401)
	3.580	03/05/2026	TBD(2)		$(1,184)	(1,186)
	3.700	12/19/2025	TBD(2)	GBP	(2,149)	(2,875)
	4.050	03/19/2026	04/17/2026		$(7,731)	(7,743)
	4.780	03/30/2026	07/27/2026		(15,436)	(15,440)
BYR	3.850	12/12/2025	TBD(2)		(391)	(396)
	4.130	03/10/2026	04/21/2026		(1,200)	(1,203)
	4.130	03/16/2026	06/16/2026		(1,268)	(1,271)
	4.130	03/23/2026	06/16/2026		(1,540)	(1,542)
	4.170	02/26/2026	05/27/2026		(4,604)	(4,622)
	4.180	03/10/2026	04/06/2026		(559)	(561)
CDC	4.030	03/23/2026	07/21/2026		(461)	(461)
	4.080	01/28/2026	04/28/2026		(1,033)	(1,041)
	4.130	03/10/2026	07/08/2026		(1,041)	(1,044)
	4.130	03/20/2026	04/02/2026		(2,353)	(2,356)
	4.130	03/23/2026	07/21/2026		(1,368)	(1,369)
	4.130	03/30/2026	04/02/2026		(1,164)	(1,164)
	4.130	03/30/2026	07/21/2026		(3,019)	(3,020)
	4.140	03/02/2026	06/01/2026		(2,694)	(2,703)
	4.150	01/05/2026	04/06/2026		(969)	(979)
	4.170	03/02/2026	04/02/2026		(1,844)	(1,850)
	4.180	01/28/2026	04/28/2026		(4,955)	(4,991)
DBL	4.135	03/20/2026	06/26/2026		(1,499)	(1,501)
	4.273	02/27/2026	05/29/2026		(3,471)	(3,485)
	4.323	02/27/2026	05/29/2026		(4,213)	(4,230)
	4.335	03/20/2026	06/26/2026		(1,197)	(1,198)
	4.373	02/27/2026	05/29/2026		(8,087)	(8,119)
	4.473	02/27/2026	05/29/2026		(900)	(904)
	4.523	02/27/2026	05/29/2026		(527)	(529)
IND	4.080	02/12/2026	05/13/2026		(1,450)	(1,458)
	4.090	03/04/2026	06/04/2026		(3,220)	(3,230)
	4.110	03/17/2026	06/16/2026		(50)	(50)
	4.160	03/16/2026	06/16/2026		(328)	(329)
	4.190	01/16/2026	04/15/2026		(632)	(638)
	4.380	03/23/2026	05/26/2026		(1,132)	(1,133)
MYI	1.200	02/27/2026	TBD(2)	EUR	(2,268)	(2,624)
	1.400	03/24/2026	TBD(2)		(892)	(1,032)
RTA	4.155	02/20/2026	08/20/2026		(3,158)	(3,173)
	4.155	03/02/2026	09/02/2026		(235)	(236)
	4.155	03/26/2026	09/18/2026		(411)	(411)
	4.380	03/05/2026	05/04/2026		(629)	(631)
	4.430	03/02/2026	04/02/2026		(5,450)	(5,471)
	4.430	03/05/2026	05/04/2026		(1,093)	(1,097)
SCX	4.020	03/03/2026	04/02/2026		(1,651)	(1,657)
	4.050	12/12/2025	TBD(2)		(8,325)	(8,428)
	4.050	02/17/2026	TBD(2)		(4,181)	(4,201)
	4.100	02/10/2026	TBD(2)		(5,102)	(5,132)
	4.100	03/18/2026	TBD(2)		(513)	(513)
SOG	2.110	01/28/2026	TBD(2)	EUR	(630)	(731)
	2.110	02/26/2026	TBD(2)		(809)	(937)
	2.120	01/23/2026	TBD(2)		(2,513)	(2,917)
	2.170	10/31/2025	TBD(2)		(2,604)	(3,037)
	2.170	11/11/2025	TBD(2)		(1,032)	(1,203)
	2.180	02/26/2026	TBD(2)		(715)	(828)
	2.200	02/27/2026	TBD(2)		(1,489)	(1,724)
	2.220	01/29/2026	TBD(2)		(4,758)	(5,521)
	2.220	03/17/2026	TBD(2)		(353)	(408)
	3.950	12/12/2025	TBD(2)		$(4,886)	(4,945)
	3.950	03/10/2026	TBD(2)		(1,902)	(1,906)
	3.990	03/10/2026	TBD(2)		(28,165)	(28,233)
	3.990	03/26/2026	03/25/2028		(1,269)	(1,270)
	4.020	03/18/2026	TBD(2)		(7,105)	(7,115)
	4.190	01/08/2026	04/08/2026		(1,407)	(1,420)
	4.190	03/17/2026	04/08/2026		(336)	(337)
	4.220	01/16/2026	04/16/2026		(2,130)	(2,149)
	4.220	03/26/2026	04/16/2026		(593)	(593)
	4.630	01/29/2026	07/29/2026		(5,989)	(6,037)
TDM	3.800	12/12/2025	TBD(2)		(13,781)	(13,941)
	3.850	12/12/2025	TBD(2)		(197)	(200)
	3.950	12/12/2025	TBD(2)		(1,590)	(1,609)
UBS	4.110	02/05/2026	05/06/2026		(8,481)	(8,534)
	4.110	03/03/2026	05/06/2026		(425)	(426)
	4.120	01/20/2026	04/20/2026		(3,479)	(3,507)
	4.160	02/05/2026	05/06/2026		(775)	(780)
	4.170	01/20/2026	04/20/2026		(11,170)	(11,262)

Total Reverse Repurchase Agreements						$(276,003)

(m)		Securities with an aggregate market value of $313,870 and cash of $5,388 have been pledged as collateral under the terms of master agreements as of March 31, 2026.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(183,428) at a weighted average interest rate of 4.037% Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	March 31, 2026 (Unaudited)

(2)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Worldline SA/France	5.000%	Quarterly	12/20/2027	10.088%	EUR	300	$(29)	$3	$(26)	$0	$(4)
Worldline SA/France	5.000	Quarterly	12/20/2028	10.418		100	(14)	1	(13)	0	(1)

							$(43)	$4	$(39)	$0	$(5)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	22,530	$(99)	$(862)	$(961)	$72	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032		8,700	845	1,604	2,449	0	(25)
Receive	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		4,600	512	321	833	0	(15)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		2,300	171	1,735	1,906	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/15/2026		$26,800	436	(404)	32	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027		8,100	(2)	213	211	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027		35,800	(84)	(778)	(862)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027		5,430	(1)	141	140	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Semi-Annual	02/15/2027		21,700	(53)	(455)	(508)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027		9,000	(2)	227	225	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027		35,800	(95)	(711)	(806)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027		49,000	182	(1,078)	(896)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	08/17/2028		29,500	(7)	1,738	1,731	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	08/24/2028		32,500	(8)	1,942	1,934	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	06/19/2029		76,800	101	2,298	2,399	68	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		21,600	(409)	353	(56)	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		106,500	(10,975)	4,624	(6,351)	92	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		195,600	(1,978)	(1,919)	(3,897)	190	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		60,800	453	(785)	(332)	64	0
Receive	1-Day USD-SOFR Compounded-OIS	1.160	Semi-Annual	04/12/2031		2,800	(1)	362	361	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		38,000	2,575	3,072	5,647	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		40,600	(568)	4,978	4,410	0	(38)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		43,900	398	(1,195)	(797)	50	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		8,170	(134)	202	68	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Semi-Annual	06/19/2044		201,500	(5,022)	(17,124)	(22,146)	309	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		5,150	100	191	291	9	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		1,400	(10)	538	528	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		21,100	(52)	8,819	8,767	50	0

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	March 31, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050	22,000	(85)	8,789	8,704	52	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050	6,000	(18)	2,044	2,026	14	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050	2,400	217	970	1,187	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/01/2052	187,400	1,316	80,681	81,997	0	(50)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	8,300	152	927	1,079	0	(28)
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032	9,600	903	835	1,738	0	(52)
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052	18,000	240	1,983	2,223	21	0
Pay	Venture Global LNG, Inc.	5.000	Quarterly	12/20/2030	$700	21	52	73	3	0
Pay	Worldline SA/France	5.000	Quarterly	12/20/2030	EUR	10,500	(1,704)	(483)	(2,187)	0	(155)

$(12,685)	$103,845	$91,160	$1,028	$(462)

Total Swap Agreements	$(12,728)	$103,849	$91,121	$1,028	$(467)

(o)	Securities with an aggregate market value of $584 and cash of $18,742 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2026	BRL	2,074	$397	$0	$(3)
04/2026	DOP	150,254	2,459	11	(11)
04/2026	JPY	70,547	442	0	(2)
04/2026	$398	BRL	2,074	3	0
04/2026	1,730	EUR	1,488	0	(10)
05/2026	DOP	3,245	$50	0	(3)
05/2026	$442	JPY	70,334	2	0
BPS	04/2026	BRL	6	$1	0	0
04/2026	CAD	198	146	4	0
04/2026	$1	BRL	6	0	0
08/2030	KWD	48	$162	4	0
01/2031	1,712	5,768	126	0
BRC	04/2026	HKD	1,945	249	0	0
04/2026	TRY	244,026	5,297	0	(82)
04/2026	$6,050	TRY	273,271	36	0
05/2026	TRY	65,935	$1,415	0	(9)
05/2026	$229	TRY	10,639	0	0
BSH	04/2026	JPY	389,934	$2,443	0	(14)
04/2026	$8,332	GBP	6,259	0	(48)
05/2026	GBP	6,259	$8,332	48	0
05/2026	$2,443	JPY	388,759	14	0
CBK	04/2026	EUR	2,545	$2,948	6	0
04/2026	$968	EUR	833	0	(5)
04/2026	7,142	GBP	5,388	0	(11)
06/2026	COP	7,898,983	$2,101	0	(14)
08/2026	42,678,244	11,211	0	(53)
09/2026	2,354,953	608	0	(9)
DUB	04/2026	HKD	9,437	1,206	2	0
06/2026	KZT	21,785	42	0	(2)
FAR	04/2026	GBP	13,392	18,098	372	0
04/2026	JPY	485,503	3,042	0	(17)
04/2026	$2,466	GBP	1,823	0	(53)
04/2026	970	JPY	151,584	0	(15)
05/2026	3,042	484,037	17	0
GLM	04/2026	BRL	5,870	$1,105	0	(29)
04/2026	DOP	76,234	1,181	0	(69)

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	March 31, 2026 (Unaudited)

04/2026	KZT	14,672	30	0	0
04/2026	$1,125	BRL	5,870	9	0
05/2026	DOP	76,619	$1,185	0	(76)
06/2026	13,378	218	0	(1)
06/2026	$1,105	BRL	5,949	29	0
08/2026	DOP	13,459	$215	0	(4)
09/2026	12,132	192	0	(5)
IND	04/2026	EUR	95,965	113,314	2,393	0
JPM	04/2026	HKD	11,012	1,409	3	0
04/2026	$1,323	EUR	1,127	0	(20)
04/2026	368	MXN	6,587	0	(1)
MBC	04/2026	GBP	78	$104	1	0
04/2026	JPY	150,076	938	0	(7)
04/2026	$2,832	EUR	2,454	6	(2)
04/2026	1,074	JPY	166,997	0	(22)
05/2026	EUR	502	$576	0	(5)
05/2026	JPY	1,111,700	6,988	0	(38)
05/2026	$939	JPY	149,623	7	0
MYI	04/2026	EUR	2,197	$2,596	57	0
NGF	04/2026	$3,249	TRY	149,022	26	0
05/2026	734	33,908	0	(2)
SCX	04/2026	143	CAD	198	0	(1)
04/2026	764	JPY	119,215	0	(13)
05/2026	CAD	198	$143	1	0
SOG	04/2026	$109,929	EUR	94,805	142	(491)
04/2026	4,226	JPY	657,546	0	(83)
05/2026	EUR	76,822	$88,790	0	(139)
06/2026	EGP	3,013	56	3	0
SSB	04/2026	$725	BRL	3,764	2	0
04/2026	5	JPY	771	0	0
UAG	04/2026	TRY	24,033	$520	0	(9)
05/2026	3,724	80	0	(1)

Total Forward Foreign Currency Contracts	$3,324	$(1,379)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

UAG	Call - OTC USD versus TRY	TRY	49.510	04/15/2026	1,600	$(25)	$(4)
Call - OTC USD versus TRY	49.650	04/17/2026	2,400	(37)	(8)
Call - OTC USD versus TRY	49.650	04/21/2026	800	(12)	(4)
Call - OTC USD versus TRY	49.600	04/24/2026	400	(6)	(2)
Call - OTC USD versus TRY	49.990	05/01/2026	800	(12)	(7)

Total Written Options	$(92)	$(25)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Petroleos Mexicanos	1.000%	Quarterly	12/20/2028	2.711%	$800	$(155)	$121	$0	$(34)
CBK	Petroleos Mexicanos	1.000	Quarterly	12/20/2030	3.124	200	(16)	(1)	0	(17)
DUB	Eskom «	4.650	Quarterly	06/30/2029	—◆	2,900	0	125	125	0
Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—◆	71	0	0	0	0
GST	Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.738	JPY	13,300	(7)	1	0	(6)
Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.662	$1,100	(9)	8	0	(1)
JPM	Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.738	JPY	13,300	(7)	1	0	(6)
Petroleos Mexicanos	1.000	Quarterly	12/20/2030	3.124	$300	(24)	(2)	0	(26)

Total Swap Agreements	$(218)	$253	$125	$(90)

(q)

Securities with an aggregate market value of $777 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

◆	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	March 31, 2026 (Unaudited)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Loan Participations and Assignments	$0	$185,886	$95,713	$281,599
Corporate Bonds & Notes
Banking & Finance	0	65,303	0	65,303
Industrials	0	181,911	18,691	200,602
Utilities	0	39,290	124	39,414
Convertible Bonds & Notes
Industrials	0	18,904	0	18,904
Municipal Bonds & Notes
Michigan	0	1,610	0	1,610
West Virginia	0	4,246	0	4,246
U.S. Government Agencies	0	19,671	5,024	24,695
U.S. Treasury Obligations	0	963	0	963
Non-Agency Mortgage-Backed Securities	0	60,406	0	60,406
Asset-Backed Securities
Automobile ABS Other	0	1,854	0	1,854
Home Equity Other	0	13,055	0	13,055
Whole Loan Collateral	0	3,937	0	3,937
Other ABS	0	16,607	1,738	18,345
Sovereign Issues	0	73,875	0	73,875
Common Stocks
Communication Services	2,830	90	3,765	6,685
Consumer Discretionary	0	0	18	18
Financials	3	15,462	0	15,465
Health Care	0	0	24,786	24,786
Industrials	0	0	15,374	15,374
Real Estate	0	0	212	212
Warrants
Communication Services	0	1,238	0	1,238
Preferred Securities
Banking & Finance	0	1,187	10,303	11,490
Industrials	0	2,303	2,834	5,137
Real Estate Investment Trusts
Real Estate	2,435	0	0	2,435
Short-Term Instruments
Mutual Funds	0	916	0	916
Egypt Treasury Bills	0	162	0	162
Nigeria Treasury Bills	0	14,845	0	14,845
Turkey Treasury Bills	0	223	0	223
U.S. Treasury Bills	0	596	0	596

	$5,268	$724,540	$178,582	$908,390
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$32,199	$0	$0	$32,199

Total Investments	$37,467	$724,540	$178,582	$940,589

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,028	0	1,028
Over the counter	0	3,324	125	3,449

	$0	$4,352	$125	$4,477
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(467)	0	(467)
Over the counter	0	(1,494)	0	(1,494)

	$0	$(1,961)	$0	$(1,961)

Total Financial Derivative Instruments	$0	$2,391	$125	$2,516

Totals	$37,467	$726,931	$178,707	$943,105

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	March 31, 2026 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:
Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$57,540	$9,798	$(12,878)	$211	$7	$727	$40,308	$0	$95,713	$(117)
Corporate Bonds & Notes
Banking & Finance	265	0	(40)	0	2	48	0	(275)	0	0
Industrials	17,399	1,140	(1,253)	17	0	1,388	0	0	18,691	1,056
Utilities	0	105	0	(2)	0	21	0	0	124	21
U.S. Government Agencies	5,071	0	(100)	17	32	4	0	0	5,024	1
Asset-Backed Securities
Other ABS	2,058	0	0	4	(1,214)	890	0	0	1,738	(181)
Common Stocks
Communication Services	11,245	0	(9,994)	0	5,304	(2,790)	0	0	3,765	3,609
Consumer Discretionary	17	0	0	0	0	1	0	0	18	0
Financials	8,063	0	(8,262)	0	(8,134)	8,333	0	0	0	0
Health Care	25,446	0		0	0	(660)	0	0	24,786	(660)
Industrials	12,761	2,702	(1,969)	0	31	1,849	0	0	15,374	1,849
Real Estate(3)	13	0	0	0	0	199	0	0	212	199
Warrants
Communication Services	2,205	0	(1,987)	0	525	(743)	0	0	0	0
Financials	1	0	(5)	0	(5,384)	5,388	0	0	0	0
Preferred Securities
Banking & Finance	0	10,026	0	0	0	277	0	0	10,303	278
Industrials	2,968	180	0	0	0	(314)	0	0	2,834	(315)

	$145,052	$23,951	$(36,488)	$247	$(8,831)	$14,618	$40,308	$(275)	$178,582	$5,740
Financial Derivative Instruments- Assets
Over the counter	$173	$0	$0	$0	$0	$(48)	$0	$0	$125	$(48)

Totals	$145,225	$23,951	$(36,488)	$247	$(8,831)	$14,570	$40,308	$(275)	$178,707	$5,692

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2026	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$14,682	Comparable Companies			EBITDA Multiple		X	16.360	—
		33,089	Discounted Cash Flow			Discount Rate			6.312-9.745	8.225
		3,831	Indicative Market Quotation			Broker Quote			101.250	—
		3,000	Recent Transaction			Purchase Price			100.000	—
		41,111	Third Party Vendor			Broker Quote			43.500-97.750	94.874
Corporate Bonds & Notes
Industrials		18,691	Comparable Companies / Discounted Cash Flow			EBITDA Multiple/Discount Rate		X/ %	12.500/10.000	—
Utilities		124	Indicative Market Quotation			Broker Quote		EU R	-	—
U.S. Government Agencies		5,024	Discounted Cash Flow			Discount Rate			11.670	—
Asset-Backed Securities
Other ABS		1,738	Discounted Cash Flow			Discount Rate			12.000-20.000	18.146
Common Stocks
Communication Services		3,506	Indicative Market Quotation			Broker Quote			$15.000	—
		259	Reference Instrument			Liquidity Discount			12.000	—
Consumer Discretionary		18	Comparable Companies / Discounted Cash Flow			Revenue Multiple / Discount Rate		X / %	0.500/20.750
Health Care		24,786	Comparable Companies / Discounted Cash Flow			EBITDA Multiple/Discount Rate			16.360
Industrials		11,673	Comparable Companies / Discounted Cash Flow			EBITDA Multiple/Discount Rate		X / % —	12.500/10.000
		2,898	Indicative Market Quotation			Broker Quote			$0.594-23.000	18.183
		803	Indicative Market Quotation			Broker Quote		EU R	16.000	—
Real Estate		212	Other Valuation Techniques(4)			—			-	—
Preferred Securities
Banking & Finance		4,604	Discounted Cash Flow			Discount Rate			11.900	—

Schedule of Investments PIMCO Income Strategy Fund II(Cont.)	March 31, 2026 (Unaudited)

	5,699	Recent transaction	Purchase price		$0.000	—
Industrials	256	Comparable Companies	Revenue/ EBITDA Multiple	X	4.625/18.000	—
	2,578	Discounted Cash Flow	Discount Rate		19.155	—
Financial Derivative Instruments- Assets
Over the counter	125	Indicative Market Quotation	Broker Quote		0.191-4.267	4.254

Total	$178,707

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)		Sector type updated from Financials to Real Estate since prior fiscal year end.
(4)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (”ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other thanETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV. . An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements(Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value

Notes to Financial Statements(Cont.)

hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2026, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The table below shows the Fund’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$31,928	$369,470	$(369,200)	$5	$(4)	$32,199	$470	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	FAR	Wells Fargo Bank National Association	RTA	RBC (Barbados) Trading Bank Corp.
BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	GST	Goldman Sachs International	SOG	Societe Generale Paris
BYR	The Bank of Nova Scotia - Toronto	IND	Crédit Agricole Corporate and Investment Bank S.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
CDC	Natixis Securities Americas LLC	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	MXN	Mexican Peso
CAD	Canadian Dollar	HKD	Hong Kong Dollar	NGN	Nigerian Naira
COP	Colombian Peso	JPY	Japanese Yen	PEN	Peruvian New Sol
DOP	Dominican Peso	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
EGP	Egyptian Pound	KZT	Kazakhstani Tenge	USD (or $)	United States Dollar
EUR	Euro

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	SOFR	Secured Overnight Financing Rate
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	SONIO	Sterling Overnight Interbank Average Rate
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	TSFR1M	Term SOFR 1-Month
CDOR06	6 month CDN Swap Rate	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	TSFR3M	Term SOFR 3-Month
EUR003M	3 Month EUR Swap Rate	JY0003M	3 Month JPY-LIBOR	TSFR6M	Term SOFR 6-Month
EUR006M	6 Month EUR Swap Rate	MSMMUSTF	MSILF Money Market US Treasury Fund Index	US0003M	ICE 3-Month USD LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
CDO	Collateralized Debt Obligation	JSC	Joint Stock Company	TBD	To-Be-Determined
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding
DAC	Designated Activity Company	PIK	Payment-in-Kind